ORGANIZATION AND DESCRIPTION OF BUSINESS (Details)			6 Months Ended
	Oct. 01, 2024 D $ / shares	Aug. 03, 2023 USD ($) period D $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2024 $ / shares
ORGANIZATION AND DESCRIPTION OF BUSINESS
Number of shares issued | shares		29,411,764
Shares issued, price per share		$ 10.2
Share contribution, equity value | $		$ 300,000,000	$ 4,193,962
Shares vesting period	8 years
Ordinary shares, per share price		$ 12.5
Number of trading days | D	20	20
Number of trading period	30	30
Ordinary shares, par value (in dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Exercise price of warrants		$ 11.5
Minimum
ORGANIZATION AND DESCRIPTION OF BUSINESS
Ordinary shares, per share price	$ 12.5
Betters Medical NewCo, LLC
ORGANIZATION AND DESCRIPTION OF BUSINESS
Number of shares issued | shares		1,948,138
shares issued not vested | shares		8,823,529	8,823,529
Betters Medical NewCo, LLC | Minimum
ORGANIZATION AND DESCRIPTION OF BUSINESS
Ordinary shares, per share price		$ 12.5
ExcelFin SPAC LLC
ORGANIZATION AND DESCRIPTION OF BUSINESS
Number of shares issued | shares		1,350,000
ExcelFin
ORGANIZATION AND DESCRIPTION OF BUSINESS
Purchase on aggregate ordinary shares | shares		11,500,000
Business combination | shares		11,700,000
Ordinary shares, per share price		$ 11.5
Number of trading period | D	30
ExcelFin | Minimum
ORGANIZATION AND DESCRIPTION OF BUSINESS
Ordinary shares, per share price	$ 12.5